Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Depreciation expense	$ 420	$ 6,000	$ 15,000	$ 27,000